UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 80.1%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.6%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$2,201,307

Total Albania			$2,201,307

Argentina — 2.0%
Republic of Argentina, 7.00%, 10/3/15(2)	USD	8,133	$7,873,662

Total Argentina			$7,873,662

Bangladesh — 1.2%
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	$1,027,173
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,703,391
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	140,000	1,920,064

Total Bangladesh			$4,650,628

Barbados — 0.4%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	1,988	$1,597,855

Total Barbados			$1,597,855

Bosnia and Herzegovina — 0.9%
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/14	BAM	17	$11,712
Bosnia & Herzegovina Government Bond, 2.50%, 9/30/14	BAM	86	60,857
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76	53,966
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120	85,155
Republic of Srpska, 1.50%, 6/30/23	BAM	325	167,956
Republic of Srpska, 1.50%, 10/30/23	BAM	315	155,316
Republic of Srpska, 1.50%, 12/15/23	BAM	48	23,560
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,446,133
Republic of Srpska, 1.50%, 6/9/25	BAM	534	232,322
Republic of Srpska, 1.50%, 12/24/25	BAM	581	244,161
Republic of Srpska, 1.50%, 9/25/26	BAM	361	152,911

Total Bosnia and Herzegovina			$3,634,049

Brazil — 3.2%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	12,490	$5,334,263
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127	6,488,390
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	1,000	382,693

Total Brazil			$12,205,346

Security		Principal Amount (000’s omitted)	Value

Colombia — 7.6%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$3,690,652
Titulos De Tesoreria B, 8.00%, 10/28/15	COP	727,000	392,561
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	21,845,500	14,257,289
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	11,071,326

Total Colombia			$29,411,828

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	60,293	$93,449
Titulo Propiedad UD, 1.63%, 7/13/16(4)	CRC	6,774	12,166

Total Costa Rica			$105,615

Cyprus — 1.0%
Republic of Cyprus, 3.75%, 11/1/15(1)	EUR	2,829	$3,891,450

Total Cyprus			$3,891,450

Dominican Republic — 0.7%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(5)	DOP	15,020	$326,105
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	26,100	624,747
Dominican Republic International Bond, 14.50%, 2/10/23(5)	DOP	2,300	55,055
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	52,300	1,459,709
Dominican Republic International Bond, 18.50%, 2/4/28(5)	DOP	1,000	27,910

Total Dominican Republic			$2,493,526

Fiji — 0.5%
Republic of Fiji, 9.00%, 3/15/16	USD	1,737	$1,842,906

Total Fiji			$1,842,906

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$1,082,581

Total Finland			$1,082,581

Hungary — 3.1%
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000	$5,178,878
Hungary Government Bond, 6.50%, 6/24/19(2)	HUF	274,340	1,357,877
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980	5,580,833

Total Hungary			$12,117,588

14	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

India — 1.8%
India Government Bond, 8.12%, 12/10/20	INR	443,180	$7,101,064

Total India			$7,101,064

Indonesia — 7.9%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,429,187
Indonesia Government Bond, 7.875%, 4/15/19	IDR	40,416,000	3,539,437
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	416,706
Indonesia Government Bond, 8.25%, 6/15/32	IDR	30,296,000	2,560,880
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,224,686
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	3,317,886
Indonesia Government Bond, 9.50%, 7/15/31	IDR	63,823,000	6,017,132
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	532,644
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	2,152,827
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	836,733
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,209,662
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000	1,105,415
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000	1,465,886
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000	2,536,565

Total Indonesia			$30,345,646

Ivory Coast — 0.2%
Ivory Coast, 5.75%, 12/31/32(5)	USD	822,000	$779,009

Total Ivory Coast			$779,009

Jordan — 1.5%
Jordan Government Bond, 7.387%, 8/30/14	JOD	800	$1,145,061
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	4,500	4,522,500

Total Jordan			$5,667,561

Kenya — 0.5%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$2,055,568

Total Kenya			$2,055,568

Lebanon — 1.4%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	400	$403,990
Lebanese Republic, 8.50%, 1/19/16(1)	USD	4,065	4,380,037
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	326,560	218,998
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	595,920	398,595

Total Lebanon			$5,401,620

Malaysia — 1.6%
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125	$1,154,823
Malaysia Government Bond, 4.16%, 7/15/21	MYR	8,297	2,575,386

Security		Principal Amount (000’s omitted)	Value

Malaysia (continued)
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047	$1,253,607
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480	1,075,143

Total Malaysia			$6,058,959

Mexico — 3.2%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800	$1,708,966
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018	1,817,619
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	3,467,632
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	3,158,917
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	2,203,255

Total Mexico			$12,356,389

Netherlands — 0.2%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	793	$768,417

Total Netherlands			$768,417

Pakistan — 0.5%
Islamic Republic of Pakistan, 7.25%, 4/15/19(5)	USD	1,075	$1,083,062
Islamic Republic of Pakistan, 8.25%, 4/15/24(5)	USD	995	992,513

Total Pakistan			$2,075,575

Peru — 1.5%
Republic of Peru, 6.90%, 8/12/37	PEN	2,700	$966,400
Republic of Peru, 6.90%, 8/12/37(1)	PEN	4,730	1,692,990
Republic of Peru, 7.84%, 8/12/20	PEN	1,782	709,963
Republic of Peru, 8.20%, 8/12/26	PEN	5,775	2,383,682

Total Peru			$5,753,035

Philippines — 2.5%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$2,104,152
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	6,600,666
Republic of the Philippines, 9.125%, 9/4/16	PHP	29,510	758,763

Total Philippines			$9,463,581

Romania — 1.7%
Romania Government Bond, 5.75%, 1/27/16	RON	7,820	$2,546,472
Romania Government Bond, 5.85%, 7/28/14	RON	2,530	797,282
Romania Government Bond, 5.90%, 7/26/17(2)	RON	4,970	1,645,136
Romania Government Bond, 6.00%, 4/30/15	RON	1,510	487,275
Romania Government Bond, 6.00%, 4/30/16	RON	3,000	983,796
Romania Government Bond, 6.25%, 10/25/14	RON	560	178,232

Total Romania			$6,638,193

15	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Russia — 8.9%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	4,900	$4,978,400
Russia Foreign Bond, 7.85%, 3/10/18(5)	RUB	430,000	11,627,200
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	250,000	6,760,000
Russia Government Bond, 7.00%, 8/16/23(2)	RUB	126,860	3,074,730
Russia Government Bond, 7.35%, 1/20/16	RUB	45,685	1,261,227
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974	2,809,122
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	3,885,117

Total Russia			$34,395,796

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(5)	USD	1,174	$1,185,740

Total Rwanda			$1,185,740

Serbia — 2.8%
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	110,700	$1,319,898
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	46,780	569,861
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590	1,336,846
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	454,900	5,497,837
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	75,400	908,386
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	1,156,599

Total Serbia			$10,789,427

Slovenia — 2.1%
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	826	$1,239,437
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	1,123	1,702,513
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	640	965,773
Republic of Slovenia, 5.85%, 5/10/23(5)	USD	3,739	4,084,857

Total Slovenia			$7,992,580

South Africa — 3.1%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175	$4,504,115
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745	4,037,565
Republic of South Africa, 7.00%, 2/28/31	ZAR	25,285	2,004,635
Republic of South Africa, 10.50%, 12/21/26	ZAR	13,176	1,450,456

Total South Africa			$11,996,771

Sri Lanka — 1.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	1,200	$1,209,000
Republic of Sri Lanka, 6.25%, 10/4/20(5)	USD	950	996,312
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	390	409,013
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	500	517,500
Republic of Sri Lanka, 7.40%, 1/22/15(5)	USD	100	103,875

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	101,810	$742,433
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	155,110	1,206,404
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	235,540	1,789,561
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	29,410	223,303
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	8,180	59,913

Total Sri Lanka			$7,257,314

Tanzania — 1.0%
United Republic of Tanzania, 6.332%, 3/9/20(1)(6)	USD	3,783	$3,981,607

Total Tanzania			$3,981,607

Thailand — 2.5%
Kingdom of Thailand, 3.25%, 6/16/17	THB	134,760	$4,264,625
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668	1,961,516
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500	3,413,991

Total Thailand			$9,640,132

Turkey — 3.7%
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100	$2,421,326
Turkey Government Bond, 9.00%, 3/8/17	TRY	4,455	2,114,888
Turkey Government Bond, 9.50%, 1/12/22	TRY	2,858	1,377,138
Turkey Government Bond, 10.50%, 1/15/20	TRY	16,902	8,496,731

Total Turkey			$14,410,083

Uganda — 0.6%
Uganda Government Bond, 14.125%, 12/1/16	UGX	3,099,700	$1,252,431
Uganda Government Bond, 14.625%, 11/1/18	UGX	2,818,800	1,162,116

Total Uganda			$2,414,547

Uruguay — 0.9%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	6,755	$278,623
Monetary Regulation Bill, 0.00%, 3/26/15(4)	UYU	39,414	1,623,302
Monetary Regulation Bill, 0.00%, 7/2/15(4)	UYU	21,373	866,854
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	4,080	146,735
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	334,242

Total Uruguay			$3,249,756

Venezuela — 3.5%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)	USD	8,034	$7,310,940
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(1)	USD	2,073	1,404,119
Bolivarian Republic of Venezuela, 7.75%, 10/13/19(1)	USD	3,535	2,898,700
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	1,751	1,746,622

Total Venezuela			$13,360,381

16	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Vietnam — 2.1%
Republic of Vietnam, 7.00%, 7/15/16	VND	92,157,600	$4,491,926
Republic of Vietnam, 7.20%, 10/31/15	VND	50,000,000	2,439,469
Republic of Vietnam, 12.15%, 1/16/17	VND	20,000,000	1,092,626

Total Vietnam			$8,024,021

Zambia — 0.7%
Republic of Zambia, 8.50%, 4/14/24(5)	USD	2,630	$2,748,921

Total Zambia			$2,748,921

Total Foreign Government Bonds (identified cost $333,337,750)			$309,020,034

Foreign Corporate Bonds — 1.6%

Security		Principal Amount (000’s omitted)	Value

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$311,353

Total South Korea			$311,353

Sri Lanka — 0.2%
National Savings Bank, 8.875%, 9/18/18(5)	USD	900	$1,004,625

Total Sri Lanka			$1,004,625

Supranational — 0.2%
Asian Development Bank, 6.64%, 6/18/15	TRY	440	$201,161
International Finance Corp., 4.45%, 2/26/16	RUB	11,600	297,188
International Finance Corp., 4.50%, 3/29/16	RUB	12,800	327,069

Total Supranational			$825,418

Sweden — 0.4%
Svensk Exportkredit AB, 0.50%, 6/26/15	TRY	2,550	$1,098,642
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	310,472

Total Sweden			$1,409,114

Venezuela — 0.7%
Petroleos de Venezuela SA, 4.90%, 10/28/14	USD	2,705	$2,627,793

Total Venezuela			$2,627,793

Total Foreign Corporate Bonds (identified cost $6,057,551)			$6,178,303

Currency Put Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Russian Ruble	Credit Suisse International	RUB 632,926	RUB 37.85	10/27/14	$453,610

Total Currency Put Options Purchased (identified cost $602,000)					$453,610

Short-Term Investments — 15.9%

Foreign Government Securities — 11.9%

Security		Principal Amount (000’s omitted)	Value

Georgia — 1.2%
Bank of Georgia Promissory Note, 4.00%, 1/8/15	USD	4,734	$4,768,383

Total Georgia			$4,768,383

Kenya — 2.7%
Kenya Treasury Bill, 0.00%, 6/9/14	KES	210,000	$2,393,948
Kenya Treasury Bill, 0.00%, 6/16/14	KES	177,000	2,014,393
Kenya Treasury Bill, 0.00%, 8/18/14	KES	69,000	772,801
Kenya Treasury Bill, 0.00%, 10/20/14	KES	206,800	2,274,339
Kenya Treasury Bill, 0.00%, 12/15/14	KES	209,800	2,272,839
Kenya Treasury Bill, 0.00%, 4/13/15	KES	55,300	579,967

Total Kenya			$10,308,287

Lebanon — 3.9%
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	212,000	$140,475
Lebanon Treasury Bill, 0.00%, 5/22/14	LBP	640,600	423,764
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	9,652,230	6,374,381
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	544,100	358,122
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	260,830	171,532
Lebanon Treasury Bill, 0.00%, 7/17/14	LBP	1,144,130	751,791
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	355,260	233,240
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	364,200	236,481
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	521,000	337,917
Lebanon Treasury Bill, 0.00%, 10/23/14	LBP	693,800	449,486
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	369,400	233,094
Lebanon Treasury Note, 7.84%, 12/4/14	LBP	8,170,730	5,499,551

Total Lebanon			$15,209,834

17	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Philippines — 0.4%
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	64,820	$1,453,704

Total Philippines			$1,453,704

Sri Lanka — 3.1%
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	26,640	$201,985
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	63,570	473,355
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	202,990	1,503,647
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	130,030	953,072
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	128,850	941,971
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	6,040	43,812
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	666,910	4,831,102
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	187,710	1,357,972
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	6,700	48,406
Sri Lanka Treasury Bill, 0.00%, 3/27/15	LKR	162,550	1,171,219
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	55,790	400,936

Total Sri Lanka			$11,927,477

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	1,207,800	$450,049
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	336,000	123,978
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	336,000	122,829

Total Uganda			$696,856

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 5/16/14(4)	UYU	12,479	$540,580
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	4,400	178,926
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	3,100	120,991
Monetary Regulation Bill, 0.00%, 2/20/15(4)	UYU	5,101	212,076

Total Uruguay			$1,052,573

Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	290	$44,194
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	2,800	423,430

Total Zambia			$467,624

Total Foreign Government Securities (identified cost $46,227,419)			$45,884,738

U.S. Treasury Obligations — 0.4%

Security	Principal Amount (000’s omitted)		Value

U.S. Treasury Bill, 0.00%, 7/10/14(7)		$1,600	$1,599,946

Total U.S. Treasury Obligations (identified cost $1,599,835)			$1,599,946

Repurchase Agreements — 2.1%

Description		Principal Amount (000’s omitted)	Value
JPMorgan Chase Bank:
Dated 4/23/2014 with an interest rate of 2.70%, collateralized by RON 5,105,000 Romanian Government Bond 4.75%, due 6/24/19 and a market value, including accrued interest, of $1,744,550.(8)	RON	5,360	$1,676,917
Dated 4/24/2014 with a maturity date of 5/16/14, an interest rate of 2.60%, and repurchase proceeds of HUF 307,596,987, collateralized by HUF 302,360,000 Hungary Government Bond 5.50%, due 6/24/25 and a market value, including accrued interest, of $1,453,459.	HUF	307,198	1,389,374
Dated 4/29/2014 with an interest rate of 8.50%, collateralized by RUB 108,760,000 Russia Government Bond 7.35%, due 1/20/16 and a market value, including accrued interest, of $3,125,069.(8)	RUB	109,250	3,066,666
Nomura International PLC:
Dated 4/4/14 with a maturity date of 5/9/14, an interest rate of 0.14% and repurchase proceeds of EUR 1,511,392, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $ $2,098,762.	EUR	1,511	2,096,585

Total Repurchase Agreements (identified cost $8,170,315)			$8,229,542

Other — 1.5%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(9)		$5,760	$5,759,610

Total Other (identified cost $5,759,610)			$5,759,610

Total Short-Term Investments (identified cost $61,757,179)			$61,473,836

Total Investments — 97.7% (identified cost $401,754,480)			$377,125,783

18	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Currency Put Options Written — 0.0%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Deutsche Bank	INR 135,206	INR 67.00	6/16/14	$(1,358)
Indian Rupee	Goldman Sachs International	INR 128,960	INR 65.00	6/9/14	(2,577)
Indian Rupee	Goldman Sachs International	INR 222,192	INR 72.00	7/1/14	(1,395)
Indian Rupee	JPMorgan Chase Bank	INR 131,235	INR 65.00	6/9/14	(2,623)
Indian Rupee	JPMorgan Chase Bank	INR 114,168	INR 67.00	6/16/14	(1,147)
Indian Rupee	JPMorgan Chase Bank	INR 254,882	INR 70.00	6/19/14	(1,529)
Indian Rupee	JPMorgan Chase Bank	INR 211,608	INR 72.00	7/1/14	(1,328)

Total Currency Put Options Written (premiums received $324,746)					$(11,957)

Other Assets, Less Liabilities — 2.3%					$8,766,150

Net Assets — 100.0%					$385,879,976

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	–	Bosnia – Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $55,230,476 or 14.3% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $25,015,184 or 6.5% of the Portfolio’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(8)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security		Principal Amount (000’s omitted)	Value

Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(2,098,078)

Total Germany			$(2,098,078)

Total Foreign Government Bonds (proceeds $1,831,188)			$(2,098,078)

Total Securities Sold Short (proceeds $1,831,188)			$(2,098,078)

EUR	–	Euro

19	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $395,994,870)	$371,366,173
Affiliated investment, at value (identified cost, $5,759,610)	5,759,610
Cash	260,583
Restricted cash*	3,770,923
Foreign currency, at value (identified cost, $1,172,506)	1,177,147
Interest receivable	6,788,217
Interest receivable from affiliated investment	598
Receivable for investments sold	10,338,867
Receivable for open forward foreign currency exchange contracts	6,751,979
Receivable for open swap contracts	9,285,415
Premium paid on open swap contracts	1,579,273
Tax reclaims receivable	5,186
Total assets	$417,083,971

Liabilities
Cash collateral due to brokers	$1,810,000
Payable for reverse repurchase agreements, including accrued interest of $851	10,582,077
Written options outstanding, at value (premiums received, $324,746)	11,957
Payable for investments purchased	5,666,082
Payable for securities sold short, at value (proceeds, $1,831,188)	2,098,078
Payable for variation margin on open futures contracts	70,280
Payable for variation margin on open centrally cleared swap contracts	17,816
Payable for open forward foreign currency exchange contracts	7,428,787
Payable for open swap contracts	2,116,995
Premium received on open swap contracts	772,320
Payable to affiliates:
Investment adviser fee	209,032
Trustees’ fees	1,763
Interest payable on securities sold short	682
Accrued foreign capital gains taxes	233,035
Accrued expenses	185,091
Total liabilities	$31,203,995
Net Assets applicable to investors’ interest in Portfolio	$385,879,976

Sources of Net Assets
Investors’ capital	$404,467,221
Net unrealized depreciation	(18,587,245)
Total	$385,879,976

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

20	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest (net of foreign taxes, $524,091)	$14,218,336
Interest allocated from affiliated investment	10,839
Expenses allocated from affiliated investment	(1,193)
Total investment income	$14,227,982

Expenses
Investment adviser fee	$1,455,721
Trustees’ fees and expenses	9,805
Custodian fee	338,198
Legal and accounting services	65,585
Interest expense and fees	21,933
Interest expense on securities sold short	114,221
Miscellaneous	17,586
Total expenses	$2,023,049
Deduct —
Reduction of custodian fee	$699
Total expense reductions	$699

Net expenses	$2,022,350

Net investment income	$12,205,632

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $17,355 and including a loss of $1,473,934 from precious metals)	$(33,883,384)
Investment transactions allocated from affiliated investment	94
Written options	165
Securities sold short	(1,160,235)
Futures contracts	(400,812)
Swap contracts	(814,248)
Foreign currency and forward foreign currency exchange contract transactions	(344,318)
Net realized loss	$(36,602,738)
Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $309,354 and including net increase of $1,459,832 from precious metals)	$13,297,723
Written options	398,145
Securities sold short	1,196,248
Futures contracts	471,403
Swap contracts	1,763,556
Foreign currency and forward foreign currency exchange contracts	(1,471,609)
Net change in unrealized appreciation (depreciation)	$15,655,466

Net realized and unrealized loss	$(20,947,272)

Net decrease in net assets from operations	$(8,741,640)

21	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$12,205,632	$38,528,412
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(36,602,738)	(29,669,115)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	15,655,466	(34,497,133)
Net decrease in net assets from operations	$(8,741,640)	$(25,637,836)
Capital transactions —
Contributions	$12,807,089	$116,668,048
Withdrawals	(183,048,696)	(301,259,865)
Net decrease in net assets from capital transactions	$(170,241,607)	$(184,591,817)

Net decrease in net assets	$(178,983,247)	$(210,229,653)

Net Assets
At beginning of period	$564,863,223	$775,092,876
At end of period	$385,879,976	$564,863,223

22	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013		2012		2011		2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.91	%(2)(3)	0.97	%(2)	0.97	%(2)	0.92	%(2)	0.93%	0.91%
Net investment income	5.47	%(3)	5.25%		5.53%		4.90%		5.30%	5.70%
Portfolio Turnover	55	%(4)	27%		24%		16%		17%	26%

Total Return	(0.31	)%(4)	(3.10)%		7.78%		0.13%		19.03%	30.48%

Net assets, end of period (000’s omitted)	$385,880		$564,863		$775,093		$803,386		$400,648	$116,040

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.07%, 0.14%, 0.15% and 0.08% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(3)	Annualized.

(4)	Not Annualized.

23	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 93.0%, 4.3%, 1.6%, and 1.1%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2014 were $7,397,141 or 1.9% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any

24

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of

25

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade.

26

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such

27

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Notes to Consolidated Financial Statements (Unaudited) — continued

borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

T  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $1,455,721 or 0.65% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and securities sold short, aggregated $194,531,391 and $325,021,870, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$406,196,757

Gross unrealized appreciation	$5,342,762
Gross unrealized depreciation	(34,413,736)

Net unrealized depreciation	$(29,070,974)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2014 is included in the Portfolio of investments.

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Notes to Consolidated Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/5/14	Brazilian Real 3,415,000	United States Dollar 1,369,726	Bank of America	$—	$(161,836)	$(161,836)
5/5/14	Brazilian Real 31,115,135	United States Dollar 13,952,975	BNP Paribas	—	(1,564)	(1,564)
5/5/14	Brazilian Real 28,948,380	United States Dollar 12,972,610	Citibank NA	—	(10,181)	(10,181)
5/5/14	Brazilian Real 3,315,000	United States Dollar 1,328,604	Citibank NA	—	(158,110)	(158,110)
5/5/14	Brazilian Real 28,856,515	United States Dollar 12,905,418	Standard Chartered Bank	—	(36,174)	(36,174)
5/5/14	Brazilian Real 40,759,000	United States Dollar 18,228,533	Standard Chartered Bank	—	(51,095)	(51,095)
5/5/14	Brazilian Real 2,822,000	United States Dollar 1,185,117	Standard Chartered Bank	—	(80,496)	(80,496)
5/5/14	Euro 3,638,279	Romanian Leu 16,264,928	Standard Chartered Bank	40,473	—	40,473
5/5/14	Romanian Leu 16,264,928	Euro 3,656,272	Bank of America	—	(15,510)	(15,510)
5/5/14	United States Dollar 1,527,281	Brazilian Real 3,415,000	Bank of America	4,281	—	4,281
5/5/14	United States Dollar 13,915,534	Brazilian Real 31,115,135	BNP Paribas	39,005	—	39,005
5/5/14	United States Dollar 12,946,503	Brazilian Real 28,948,380	Citibank NA	36,289	—	36,289
5/5/14	United States Dollar 1,482,558	Brazilian Real 3,315,000	Citibank NA	4,156	—	4,156
5/5/14	United States Dollar 17,021,925	Brazilian Real 40,759,000	Standard Chartered Bank	1,257,703	—	1,257,703
5/5/14	United States Dollar 12,118,476	Brazilian Real 28,856,515	Standard Chartered Bank	823,116	—	823,116
5/5/14	United States Dollar 1,262,075	Brazilian Real 2,822,000	Standard Chartered Bank	3,538	—	3,538
5/6/14	New Turkish Lira 558,155	United States Dollar 248,003	Bank of America	—	(16,053)	(16,053)
5/6/14	Thai Baht 22,510,000	United States Dollar 677,094	Goldman Sachs International	—	(18,518)	(18,518)
5/6/14	United States Dollar 696,688	Thai Baht 22,510,000	Goldman Sachs International	—	(1,076)	(1,076)
5/7/14	Euro 2,844,000	United States Dollar 3,884,620	Goldman Sachs International	—	(60,984)	(60,984)
5/7/14	Philippine Peso 55,922,000	United States Dollar 1,247,618	BNP Paribas	—	(7,209)	(7,209)
5/7/14	United States Dollar 3,863,233	Euro 2,844,000	Goldman Sachs International	82,370	—	82,370
5/8/14	Thai Baht 24,290,000	United States Dollar 729,649	Deutsche Bank	—	(20,904)	(20,904)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/9/14	United States Dollar 7,643,551	New Turkish Lira 16,166,875	Deutsche Bank	$—	$(1,239)	$(1,239)
5/9/14	United States Dollar 7,681,281	New Turkish Lira 16,259,736	Standard Chartered Bank	4,928	—	4,928
5/12/14	Mexican Peso 18,864,000	United States Dollar 1,420,471	Citibank NA	—	(20,609)	(20,609)
5/12/14	Mexican Peso 112,405,000	United States Dollar 8,416,272	Deutsche Bank	—	(170,700)	(170,700)
5/12/14	United States Dollar 172,857	Indian Rupee 10,442,000	Bank of America	112	—	112
5/12/14	United States Dollar 158,270	Indian Rupee 9,560,000	Citibank NA	89	—	89
5/12/14	United States Dollar 29,126,632	Mexican Peso 384,937,562	Citibank NA	279,961	—	279,961
5/12/14	United States Dollar 10,075,515	Mexican Peso 133,158,000	Citibank NA	96,844	—	96,844
5/14/14	Euro 10,375,000	United States Dollar 14,106,006	Standard Chartered Bank	—	(287,442)	(287,442)
5/14/14	United States Dollar 1,531,706	Euro 1,114,453	Standard Chartered Bank	14,397	—	14,397
5/14/14	United States Dollar 865,447	Euro 628,000	Standard Chartered Bank	5,790	—	5,790
5/14/14	United States Dollar 285,419	Euro 206,000	Standard Chartered Bank	369	—	369
5/16/14	Russian Ruble 93,065,293	United States Dollar 2,751,539	Bank of America	148,772	—	148,772
5/16/14	Russian Ruble 92,062,596	United States Dollar 2,719,963	BNP Paribas	145,239	—	145,239
5/16/14	Russian Ruble 160,245,111	United States Dollar 4,733,697	HSBC Bank USA	252,105	—	252,105
5/16/14	Russian Ruble 18,049,893	United States Dollar 535,764	Standard Chartered Bank	30,961	—	30,961
5/16/14	Thai Baht 339,621,129	United States Dollar 10,535,788	Goldman Sachs International	45,273	—	45,273
5/16/14	United States Dollar 1,732,717	Russian Ruble 57,569,519	Bank of America	—	(122,664)	(122,664)
5/16/14	United States Dollar 4,926,788	Russian Ruble 164,209,853	Bank of America	—	(334,314)	(334,314)
5/16/14	United States Dollar 1,952,013	Russian Ruble 65,128,925	Citibank NA	—	(130,546)	(130,546)
5/16/14	United States Dollar 2,292,744	Russian Ruble 76,514,595	Standard Chartered Bank	—	(152,852)	(152,852)
5/16/14	United States Dollar 13,965,007	Thai Baht 450,162,000	Goldman Sachs International	—	(60,008)	(60,008)
5/19/14	United States Dollar 7,458,768	Hungarian Forint 1,671,894,033	Goldman Sachs International	97,468	—	97,468
5/19/14	United States Dollar 2,750,606	Hungarian Forint 617,798,021	Goldman Sachs International	41,573	—	41,573

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/20/14	Euro 2,722,791	United States Dollar 3,750,890	Goldman Sachs International	$—	$(26,441)	$(26,441)
5/20/14	United States Dollar 10,781,476	Euro 7,854,863	Goldman Sachs International	115,584	—	115,584
5/21/14	Euro 3,172,544	United States Dollar 4,281,887	Goldman Sachs International	—	(119,376)	(119,376)
5/21/14	United States Dollar 461,732	Euro 334,000	Goldman Sachs International	1,626	—	1,626
5/22/14	Thai Baht 40,305,000	United States Dollar 1,250,543	Standard Chartered Bank	5,892	—	5,892
5/22/14	United States Dollar 3,815,649	Thai Baht 122,978,358	Standard Chartered Bank	—	(17,979)	(17,979)
5/27/14	Russian Ruble 70,765,696	United States Dollar 2,099,935	Bank of America	128,063	—	128,063
5/27/14	Russian Ruble 45,034,355	United States Dollar 1,326,491	Bank of America	71,618	—	71,618
5/27/14	Russian Ruble 63,684,000	United States Dollar 1,838,984	Bank of America	64,442	—	64,442
5/27/14	Russian Ruble 94,164,000	United States Dollar 2,804,169	BNP Paribas	180,309	—	180,309
5/27/14	Russian Ruble 117,024,486	United States Dollar 3,273,321	Deutsche Bank	12,458	—	12,458
5/27/14	Russian Ruble 139,193,607	United States Dollar 3,866,489	Deutsche Bank	—	(12,112)	(12,112)
5/27/14	Russian Ruble 310,362,000	United States Dollar 8,559,349	Deutsche Bank	—	(88,824)	(88,824)
5/27/14	Russian Ruble 213,377,348	United States Dollar 6,303,149	JPMorgan Chase Bank	357,433	—	357,433
5/27/14	Russian Ruble 34,439,557	United States Dollar 1,020,129	JPMorgan Chase Bank	60,478	—	60,478
5/27/14	Russian Ruble 447,178,652	United States Dollar 13,208,644	Morgan Stanley & Co. International PLC	748,104	—	748,104
5/27/14	United States Dollar 2,041,042	Euro 1,485,025	Goldman Sachs International	19,101	—	19,101
5/27/14	United States Dollar 4,908,610	Malaysian Ringgit 16,236,700	Bank of America	61,424	—	61,424
5/27/14	United States Dollar 3,183,951	Russian Ruble 114,892,861	Bank of America	17,515	—	17,515
5/27/14	United States Dollar 741,831	Russian Ruble 24,695,562	Bank of America	—	(53,695)	(53,695)
5/27/14	United States Dollar 4,080,384	Russian Ruble 137,835,370	Bank of America	—	(239,630)	(239,630)
5/27/14	United States Dollar 4,345,774	Russian Ruble 144,021,666	Bank of America	—	(332,640)	(332,640)
5/27/14	United States Dollar 2,475,310	Russian Ruble 82,415,442	BNP Paribas	—	(178,821)	(178,821)
5/27/14	United States Dollar 6,145,310	Russian Ruble 212,812,100	Credit Suisse International	—	(215,345)	(215,345)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/27/14	United States Dollar 6,520,676	Russian Ruble 235,494,206	Deutsche Bank	$41,321	$—	$41,321
5/27/14	United States Dollar 13,395,590	Russian Ruble 443,862,887	Standard Chartered Bank	—	(1,027,443)	(1,027,443)
5/30/14	United States Dollar 1,194,035	Indian Rupee 75,220,000	Goldman Sachs International	49,096	—	49,096
5/30/14	United States Dollar 1,226,124	Indian Rupee 77,217,000	Standard Chartered Bank	50,010	—	50,010
6/3/14	Indonesian Rupiah 15,846,291,000	United States Dollar 1,356,935	BNP Paribas	—	(11,625)	(11,625)
6/3/14	Indonesian Rupiah 14,627,347,000	United States Dollar 1,253,952	Goldman Sachs International	—	(9,335)	(9,335)
6/3/14	Indonesian Rupiah 14,558,840,000	United States Dollar 1,247,224	Standard Chartered Bank	—	(10,146)	(10,146)
6/4/14	Euro 2,867,912	United States Dollar 3,943,938	Deutsche Bank	—	(34,580)	(34,580)
6/17/14	Indonesian Rupiah 1,791,351,000	United States Dollar 147,073	Standard Chartered Bank	—	(7,320)	(7,320)
6/18/14	Euro 5,753,067	Polish Zloty 24,520,433	BNP Paribas	95,561	—	95,561
6/18/14	Euro 4,871,531	Polish Zloty 20,768,799	Standard Chartered Bank	82,763	—	82,763
6/18/14	Polish Zloty 18,201,355	Euro 4,270,463	BNP Paribas	—	(70,934)	(70,934)
6/25/14	Euro 2,398,178	United States Dollar 3,329,822	Bank of America	3,131	—	3,131
6/27/14	Sri Lankan Rupee 210,148,235	United States Dollar 1,592,756	Standard Chartered Bank	—	(4,293)	(4,293)
6/30/14	Peruvian New Sol 19,167,000	United States Dollar 6,782,378	Standard Chartered Bank	5,751	—	5,751
6/30/14	United States Dollar 27,635,067	Malaysian Ringgit 90,690,000	Nomura International PLC	79,676	—	79,676
6/30/14	United States Dollar 1,170,824	New Turkish Lira 2,644,306	Standard Chartered Bank	62,504	—	62,504
6/30/14	United States Dollar 7,957,537	Peruvian New Sol 22,488,000	Standard Chartered Bank	—	(6,748)	(6,748)
7/2/14	Euro 8,429,378	United States Dollar 11,620,066	State Street Bank and Trust Co.	—	(72,729)	(72,729)
7/2/14	New Turkish Lira 21,450,000	United States Dollar 9,732,305	Bank of America	—	(267,089)	(267,089)
7/2/14	United States Dollar 13,725,852	Brazilian Real 31,115,135	BNP Paribas	—	(4,937)	(4,937)
7/2/14	United States Dollar 12,761,585	Brazilian Real 28,948,380	Citibank NA	3,851	—	3,851
7/7/14	Thai Baht 22,510,000	United States Dollar 694,539	Goldman Sachs International	803	—	803
7/8/14	United States Dollar 742,316	South African Rand 7,985,938	Deutsche Bank	9,004	—	9,004

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/8/14	United States Dollar 19,839,055	South African Rand 213,970,157	Standard Chartered Bank	$291,333	$—	$291,333
7/9/14	Euro 2,498,000	United States Dollar 3,422,460	JPMorgan Chase Bank	—	(42,582)	(42,582)
7/9/14	United States Dollar 3,446,341	Euro 2,498,000	JPMorgan Chase Bank	18,701	—	18,701
7/15/14	Hungarian Forint 359,119,234	Euro 1,167,146	BNP Paribas	739	—	739
7/15/14	Hungarian Forint 976,780,147	Euro 3,174,766	HSBC Bank USA	2,296	—	2,296
7/16/14	Colombian Peso 16,603,908,000	United States Dollar 8,552,103	Nomura International PLC	37,004	—	37,004
7/16/14	Euro 1,644,000	United States Dollar 2,272,666	Australia and New Zealand Banking Group Limited	—	(7,755)	(7,755)
7/16/14	United States Dollar 794,289	Colombian Peso 1,543,700,000	Bank of America	—	(2,622)	(2,622)
7/17/14	Euro 3,189,075	Polish Zloty 13,419,627	BNP Paribas	—	(11,734)	(11,734)
7/17/14	Euro 3,039,062	Polish Zloty 12,794,373	Citibank NA	—	(9,209)	(9,209)
7/18/14	United States Dollar 17,022,779	Polish Zloty 51,842,023	BNP Paribas	19,884	—	19,884
7/21/14	Indonesian Rupiah 28,770,862,000	United States Dollar 2,221,688	Barclays Bank PLC	—	(243,900)	(243,900)
7/21/14	Indonesian Rupiah 6,816,194,000	United States Dollar 565,190	Standard Chartered Bank	—	(18,940)	(18,940)
7/21/14	United States Dollar 1,128,301	Indonesian Rupiah 12,834,424,000	Barclays Bank PLC	—	(28,424)	(28,424)
7/21/14	United States Dollar 2,013,507	Indonesian Rupiah 22,752,632,000	Standard Chartered Bank	—	(63,666)	(63,666)
7/22/14	Indonesian Rupiah 8,628,625,400	United States Dollar 716,069	Goldman Sachs International	—	(23,251)	(23,251)
7/22/14	United States Dollar 755,571	Indonesian Rupiah 8,628,625,400	Goldman Sachs International	—	(16,252)	(16,252)
8/5/14	Euro 3,635,840	Romanian Leu 16,264,928	Bank of America	14,583	—	14,583
8/20/14	Indonesian Rupiah 20,598,080,000	United States Dollar 1,746,340	Standard Chartered Bank	—	(9,409)	(9,409)
8/20/14	United States Dollar 1,769,747	Indonesian Rupiah 20,598,080,000	Standard Chartered Bank	—	(13,998)	(13,998)
8/27/14	United States Dollar 2,026,561	Argentine Peso 19,151,000	Bank of America	173,201	—	173,201
9/8/14	United States Dollar 2,040,295	Argentine Peso 19,342,000	Bank of America	155,726	—	155,726
9/9/14	Zambian Kwacha 283,000	United States Dollar 47,324	Standard Chartered Bank	4,356	—	4,356
9/23/14	Zambian Kwacha 1,455,000	United States Dollar 244,538	Barclays Bank PLC	24,679	—	24,679

33

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/23/14	Zambian Kwacha 1,278,000	United States Dollar 209,852	Barclays Bank PLC	$16,739	$—	$16,739
9/30/14	United States Dollar 123,171	Azerbaijani Manat 101,000	Standard Bank	3,586	—	3,586
10/9/14	United States Dollar 246,626	Azerbaijani Manat 201,000	VTB Capital PLC	5,065	—	5,065
10/9/14	United States Dollar 245,549	Azerbaijani Manat 200,000	VTB Capital PLC	4,889	—	4,889
10/17/14	United States Dollar 349,519	Khazakhstani Tenge 57,758,000	Citibank NA	—	(42,368)	(42,368)
10/17/14	United States Dollar 394,270	Khazakhstani Tenge 65,094,000	Citibank NA	—	(48,107)	(48,107)
10/20/14	United States Dollar 278,619	Khazakhstani Tenge 46,000,000	Deutsche Bank	—	(34,131)	(34,131)
10/23/14	United States Dollar 182,094	Khazakhstani Tenge 30,000,000	JPMorgan Chase Bank	—	(22,734)	(22,734)
10/27/14	United States Dollar 257,654	Khazakhstani Tenge 42,500,000	HSBC Bank USA	—	(32,060)	(32,060)
10/28/14	Russian Ruble 302,560,000	United States Dollar 8,000,000	Barclays Bank PLC	—	(99,783)	(99,783)
10/28/14	United States Dollar 7,982,692	Russian Ruble 302,560,000	Credit Suisse International	117,091	—	117,091
11/12/14	United States Dollar 265,038	Khazakhstani Tenge 43,400,000	Deutsche Bank	—	(35,508)	(35,508)
11/14/14	United States Dollar 5,000,000	Armenian Dram 2,166,700,000	VTB Capital PLC	34,864	—	34,864
11/14/14	United States Dollar 3,000,000	Armenian Dram 1,300,020,000	VTB Capital PLC	20,919	—	20,919
12/30/14	United States Dollar 1,023,113	Uruguayan Peso 24,125,000	Citibank NA	—	(61,737)	(61,737)
1/8/15	United States Dollar 11,516,194	Khazakhstani Tenge 1,900,172,000	Citibank NA	—	(1,627,112)	(1,627,112)
1/12/15	United States Dollar 307,009	Ugandan Shilling 839,670,000	Citibank NA	6,005	—	6,005
1/12/15	United States Dollar 188,969	Ugandan Shilling 515,885,000	Standard Chartered Bank	3,344	—	3,344
1/16/15	United States Dollar 723,128	Uruguayan Peso 17,290,000	Citibank NA	—	(38,211)	(38,211)
1/20/15	United States Dollar 440,639	Ugandan Shilling 1,200,300,000	Barclays Bank PLC	5,986	—	5,986
1/23/15	United States Dollar 205,697	Ugandan Shilling 556,000,000	Citibank NA	1,044	—	1,044
1/23/15	United States Dollar 723,122	Uruguayan Peso 17,326,000	Citibank NA	—	(38,450)	(38,450)
1/29/15	United States Dollar 365,177	Ugandan Shilling 982,325,000	Barclays Bank PLC	—	(418)	(418)
2/6/15	United States Dollar 403,226	Uruguayan Peso 10,000,000	Citibank NA	—	(9,973)	(9,973)

34

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

2/13/15	United States Dollar 402,414	Uruguayan Peso 10,000,000	Citibank NA	$—	$(10,126)	$(10,126)
2/27/15	United States Dollar 323,102	Uruguayan Peso 8,000,000	Citibank NA	—	(10,803)	(10,803)
3/13/15	Euro 188,402	Serbian Dinar 23,880,000	Citibank NA	7,615	—	7,615
3/31/15	United States Dollar 1,023,121	Uruguayan Peso 24,780,000	Citibank NA	—	(66,452)	(66,452)
3/31/15	United States Dollar 360,288	Uruguayan Peso 9,000,000	Citibank NA	—	(12,830)	(12,830)
4/30/15	United States Dollar 434,439	Uruguayan Peso 11,000,000	Citibank NA	—	(14,116)	(14,116)

				$6,751,979	$(7,428,787)	$(676,808)

Futures Contracts
Expiration Month/	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures

12/14	9 LME Copper	Long	$1,636,875	$1,490,400	$(146,475)
12/14	9 LME Copper	Short	(1,648,207)	(1,490,400)	157,807

Interest Rate Futures

6/14	71 Euro-Bobl	Short	(12,344,246)	(12,388,572)	(44,326)
6/14	15 Euro-Bund	Short	(2,969,311)	(3,007,911)	(38,600)
6/14	25 IMM 5-Year Interest Rate Swap	Long	2,499,940	2,480,850	(19,090)
6/14	44 IMM 10-Year Interest Rate Swap	Long	4,261,595	4,223,582	(38,013)
6/14	75 U.S. 2-Year Deliverable Interest Rate Swap	Short	(7,514,157)	(7,519,921)	(5,764)
6/14	18 U.S. 5-Year Deliverable Interest Rate Swap	Short	(1,809,102)	(1,813,219)	(4,117)
6/14	88 U.S. 10-Year Deliverable Interest Rate Swap	Short	(8,876,473)	(8,955,375)	(78,902)

					$(217,480)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

LME:  London Metal Exchange

35

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation

LCH.Clearnet	HUF	319,000	Receives	6-month HUF BUBOR	4.57%	11/14/18	$(59,878)
LCH.Clearnet	HUF	409,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(65,336)

							$(125,214)

HUF	–	Hungarian Forint

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	BRL	27,769	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$678,952
Bank of America	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	62,044
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	121,112
Bank of America	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	30,459
Bank of America	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(11,420)
Bank of America	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	34,844
Bank of America	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	57,661
Bank of America	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	55,294
Bank of America	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	38,400
Bank of America	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(25,034)
Bank of America	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(22,254)
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	119,324
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	425,761
Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	74,808
Barclays Bank PLC	MXN	48,400	Pays	Mexico Interbank TIIE 28 Day	7.11	5/21/21	234,490
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	10,530
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	39,540
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	(18,199)
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	104,983
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	169,772
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	75,450
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	42,850
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	41,650
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	71,540
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(37,798)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	39,339
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	97,457
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	52,887
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	5,805
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	72,682
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(40,988)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	6,555
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(1,952)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(630,636)

36

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank NA	BRL	27,651	Pays	Brazil CETIP Interbank Deposit Rate	10.38%	1/4/16	$(207,357)
Citibank NA	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	58,415
Citibank NA	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	46,885
Citibank NA	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	33,856
Citibank NA	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	26,613
Citibank NA	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	13,084
Citibank NA	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	10,465
Citibank NA	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	30,606
Citibank NA	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(19,961)
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	30,542
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	93,675
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(137,529)
Credit Suisse International	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	33,670
Deutsche Bank	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	39,676
Deutsche Bank	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	279,769
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	31,219
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	56,344
Deutsche Bank	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	34,709
Deutsche Bank	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	106,418
Deutsche Bank	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	54,122
Deutsche Bank	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	39,907
Deutsche Bank	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	29,787
Deutsche Bank	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	7,661
Deutsche Bank	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(5,288)
Goldman Sachs International	BRL	370	Pays	Brazil CETIP Interbank Deposit Rate	13.05	1/2/23	8,427
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	20,989
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	618,381
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	564,330
HSBC Bank USA	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	250,102
HSBC Bank USA	PLN	35,600	Pays	6-month PLN WIBOR	4.02	11/6/15	277,980
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	19,727
JPMorgan Chase Bank	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	(315,987)
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	(5,897)
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	26,178
JPMorgan Chase Bank	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	23,253
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	425,413
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	282,876
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	5,050
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month ZAR JIBAR	9.05	10/12/15	121,961
Morgan Stanley & Co. International PLC	BRL	59,225	Pays	Brazil CETIP Interbank Deposit Rate	11.04	1/2/15	86,908
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexico Interbank TIIE 28 Day	4.82	9/4/14	35,392
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	130,412

37

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Morgan Stanley & Co. International PLC	PLN	32,000	Pays	6-month PLN WIBOR	4.87%	10/26/16	$706,933
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	64,919
Nomura International PLC	BRL	10,506	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	179,627
Standard Bank	ZAR	62,500	Pays	3-month ZAR JIBAR	7.98	5/20/19	104,104
Standard Bank	ZAR	22,000	Pays	3-month ZAR JIBAR	7.93	6/2/21	(419)

							$6,293,855

BRL	–	Brazilian Real
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PLN	–	Polish Zloty
THB	–	Thai Baht
ZAR	–	South African Rand

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Romania	BNP Paribas	$280	1.00	%(1)	9/20/18	1.42%	$(4,701)	$9,133	$4,432
Romania	Goldman Sachs International	310	1.00	(1)	9/20/18	1.42	(5,204)	10,096	4,892
Russia	Deutsche Bank	4,800	1.00	(1)	3/20/19	2.57	(331,374)	274,525	(56,849)
South Africa	Bank of America	775	1.00	(1)	12/20/15	0.83	3,129	2,048	5,177
South Africa	Bank of America	525	1.00	(1)	12/20/15	0.83	2,120	1,454	3,574
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	1.37	(28,960)	57,795	28,835
South Africa	Bank of America	920	1.00	(1)	9/20/17	1.37	(10,247)	10,664	417
South Africa	Bank of America	680	1.00	(1)	9/20/17	1.37	(7,574)	7,026	(548)
South Africa	Bank of America	3,040	1.00	(1)	9/20/17	1.37	(33,860)	26,530	(7,330)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	0.83	3,028	2,307	5,335
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	0.83	2,282	1,752	4,034
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.37	(5,012)	7,759	2,747
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.37	(4,800)	6,930	2,130
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.37	(8,354)	13,402	5,048
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	1.37	(12,698)	17,235	4,537
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	0.83	3,391	5,799	9,190
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	0.83	3,189	2,671	5,860
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	0.83	3,129	2,407	5,536
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.37	(14,480)	31,310	16,830
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	0.72	2,519	3,313	5,832
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	0.83	2,463	1,892	4,355
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	1.37	(22,277)	44,458	22,181
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	1.37	(9,022)	19,999	10,977
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	0.83	3,311	2,772	6,083

38

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Goldman Sachs International	$815	1.00	%(1)	12/20/15	0.83%	$3,291	$2,653	$5,944
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.37	(5,681)	11,963	6,282
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	0.72	7,558	6,053	13,611
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.37	(4,456)	5,297	841
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.37	(55,692)	51,779	(3,913)
Turkey	Bank of America	6,387	1.00	(1)	12/20/17	1.60	(127,768)	110,395	(17,373)

Total		$41,073					$(652,750)	$751,417	$98,667

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Barclays Bank PLC	$200	1.00	%(1)	12/20/14	$284	$(1,966)	$(1,682)
Lebanon	Citibank NA	250	3.30		9/20/14	(2,825)	—	(2,825)
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	142	(983)	(841)
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	213	(1,445)	(1,232)
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	284	(1,995)	(1,711)
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	371	(1,257)	(886)
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	1,112	(3,748)	(2,636)
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	5,786	(9,750)	(3,964)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	13,886	(24,583)	(10,697)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	16,531	(27,920)	(11,389)
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	371	(1,160)	(789)
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	14,300	(25,182)	(10,882)
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	18,845	(33,051)	(14,206)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	219,507	(275,845)	(56,338)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(14,401)	11,262	(3,139)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(13,329)	9,641	(3,688)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	92,102	(129,623)	(37,521)
Russia	Bank of America	1,210	1.00	(1)	9/20/17	48,760	(30,760)	18,000
Russia	Bank of America	2,220	1.00	(1)	9/20/17	89,460	(80,003)	9,457
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	32,238	(30,732)	1,506
Russia	Citibank NA	730	1.00	(1)	9/20/17	29,417	(17,216)	12,201

Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	53,596	(48,325)	5,271
Russia	Deutsche Bank	1,962	1.00	(1)	6/20/18	106,128	(29,130)	76,998
Russia	Deutsche Bank	1,580	1.00	(1)	6/20/18	85,461	(23,172)	62,289
Russia	JPMorgan Chase Bank	900	1.00	(1)	9/20/17	36,267	(21,232)	15,035
Russia	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	16,925	(10,036)	6,889
Russia	JPMorgan Chase Bank	1,163	1.00	(1)	6/20/18	62,908	(16,859)	46,049
Russia	JPMorgan Chase Bank	870	1.00	(1)	6/20/18	47,060	(12,946)	34,114

39

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Russia	JPMorgan Chase Bank	$500	1.00	%(1)	6/20/18	$27,045	$(6,713)	$20,332
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	19,342	(11,618)	7,724
South Africa	Bank of America	300	1.00	(1)	12/20/19	14,468	(7,847)	6,621
South Africa	Bank of America	775	1.00	(1)	12/20/20	49,898	(19,824)	30,074
South Africa	Bank of America	525	1.00	(1)	12/20/20	33,802	(14,730)	19,072
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	14,468	(9,071)	5,397
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	5,237	(2,353)	2,884
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	48,289	(20,259)	28,030
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	36,378	(14,399)	21,979
South Africa	Citibank NA	150	1.00	(1)	12/20/19	7,234	(5,157)	2,077
South Africa	Citibank NA	100	1.00	(1)	3/20/20	5,237	(3,672)	1,565
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,237	(2,580)	2,657
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,237	(3,139)	2,098
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	49,898	(21,077)	28,821
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	50,864	(22,578)	28,286
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	54,084	(29,506)	24,578
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	30,245	(18,170)	12,075
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	39,275	(16,201)	23,074
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	52,474	(22,083)	30,391
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	52,796	(22,579)	30,217
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,823	(3,585)	1,238
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,823	(4,302)	521
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,237	(2,535)	2,702
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,236	(2,625)	2,611
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,237	(3,628)	1,609
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	843	(10,414)	(9,571)
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	2,126	(20,351)	(18,225)
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	4,962	(47,314)	(42,352)
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	4,891	(47,516)	(42,625)
Spain	Citibank NA	300	1.00	(1)	3/20/20	244	(4,842)	(4,598)
Spain	Citibank NA	300	1.00	(1)	3/20/20	245	(9,972)	(9,727)
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	244	(4,572)	(4,328)
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	245	(9,972)	(9,727)
Spain	Deutsche Bank	550	1.00	(1)	6/20/20	1,624	(23,919)	(22,295)
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	4,748	(46,138)	(41,390)
Spain	Deutsche Bank	3,265	1.00	(1)	12/20/20	23,140	(192,821)	(169,681)
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	974	(12,292)	(11,318)

						$1,632,549	$(1,558,370)	$74,179

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $41,073,000.

40

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation

Citibank NA	Total return on GTQ 3,449,000 Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $422,468 (Notional Amount) plus Notional Amount at termination date	6/5/14	$21,972

Citibank NA	Total return on GTQ 2,400,000 Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $298,900 (Notional Amount) plus Notional Amount at termination date	6/9/14	10,193

				$32,165

GTQ	–	Guatemalan Quetzal

Cross-Currency Swaps
Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Deutsche Bank	$9,981	TRY 21,450	3-month USD-LIBOR-BBA	10.54%	4/3/19	$669,554

						$669,554

TRY	–	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the six months ended April 30, 2014 was as follows:

	Principal Amount of Contracts (000’s Omitted)	Principal Amount of Contracts (000’s Omitted)	Premiums Received

Outstanding, beginning of period	INR 1,198,251	COP —	$324,746
Options written	—	3,195,079	165
Options expired	—	(3,195,079)	(165)

Outstanding, end of period	INR 1,198,251	COP —	$324,746

COP	–	Colombian Peso
INR	–	Indian Rupee

41

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its Portfolio.

The Portfolio enters into over-the-counter written options, swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $9,644,178. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $2,390,059 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as level 2 in the fair value hierarchy (see Note 9) at April 30, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

42

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$453,610	$—	$453,610
Net unrealized depreciation*	157,807	—	—		157,807
Receivable for open forward foreign currency exchange contracts	—	—	6,751,979	—	6,751,979
Receivable for open swap contracts; Premium paid/received on open swap contracts	—	1,702,514	32,165	8,444,128	10,178,807

Total Asset Derivatives	$157,807	$1,702,514	$7,237,754	$8,444,128	$17,542,203

Derivatives not subject to master netting or similar agreements	$157,807	$—	$—	$—	$157,807

Total Asset Derivatives subject to master netting or similar agreements	$—	$1,702,514	$7,237,754	$8,444,128	$17,384,396

Written options outstanding, at value	$—	$—	$(11,957)	$—	$(11,957)
Net unrealized depreciation*	(146,475)	—	—	(354,026)	(500,501)
Payable for open forward foreign currency exchange contracts	—	—	(7,428,787)	—	(7,428,787)
Payable for open swap contracts; Premium paid/received on open swap contracts	—	(722,715)	—	(1,480,719)	(2,203,434)

Total Liability Derivatives	$(146,475)	$(722,715)	$(7,440,744)	$(1,834,745)	$(10,144,679)

Derivatives not subject to master netting or similar agreements	$(146,475)	$—	$—	$(354,026)	$(500,501)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(722,715)	$(7,440,744)	$(1,480,719)	$(9,644,178)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset

43

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America	$2,708,356	$(1,813,170)	$(895,186)	$—	$—
Bank of Nova Scotia	74,808	—	—	—	74,808
Barclays Bank PLC	1,188,723	(438,334)	(750,389)	—	—
BNP Paribas	559,974	(559,974)	—	—	—
Citibank NA	761,501	(761,501)	—	—	—
Credit Suisse International	964,357	(367,354)	(560,506)	—	36,497
Deutsche Bank	1,741,557	(767,317)	(749,332)	—	224,908
Goldman Sachs International	1,997,374	(377,828)	(1,481,411)	—	138,135
HSBC Bank USA	894,312	(32,060)	(862,252)	—	—
JPMorgan Chase Bank	1,544,462	(393,827)	—	(1,150,635)	—
Morgan Stanley & Co. International PLC	1,727,091	—	(1,616,473)	—	110,618
Nomura International PLC	361,226	(60,148)	(270,981)	—	30,097
Standard Bank	107,690	(419)	—	—	107,271
Standard Chartered Bank	2,687,228	(1,788,001)	—	(550,000)	349,227
VTB Capital PLC	65,737	—	—	—	65,737

	$17,384,396	$(7,359,933)	$(7,186,530)	$(1,700,635)	$1,137,298

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(7,755)	$—	$7,755	$—	$—
Bank of America	(1,813,170)	1,813,170	—	—	—
Barclays Bank PLC	(438,334)	438,334	—	—	—
BNP Paribas	(986,153)	559,974	426,179	—	—
Citibank NA	(2,539,083)	761,501	—	1,777,582	—
Credit Suisse International	(367,354)	367,354	—	—	—
Deutsche Bank	(767,317)	767,317	—	—	—
Goldman Sachs International	(377,828)	377,828	—	—	—
HSBC Bank USA	(32,060)	32,060	—	—	—
JPMorgan Chase Bank	(393,827)	393,827	—	—	—
Nomura International PLC	(60,148)	60,148	—	—	—
Standard Bank	(419)	419	—	—	—
Standard Chartered Bank	(1,788,001)	1,788,001	—	—	—
State Street Bank & Trust Co.	(72,729)	—	—	—	(72,729)

	$(9,644,178)	$7,359,933	$433,934	$1,777,582	$(72,729)

44

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at April 30, 2014 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) — Investment transactions	$—	$—	$—	$(771,957)	$—
Futures contracts	78,527	—	409,029	—	(888,368)
Written options	—	—	—	165	—
Swaps contracts	—	(288,375)	(35,999)	5,667	(495,541)

Foreign currency and forward foreign currency exchange contract transactions	—	—	—	1,060,496	—

Total	$78,527	$(288,375)	$373,030	$294,371	$(1,383,909)

Change in unrealized appreciation (depreciation) — Investments	$—	$—	$—	$611,444	$—
Futures contracts	(6,319)	—	(65,372)	—	543,094
Written options	—	—	—	398,145	—
Swap contracts	—	(412,823)	105,347	25,696	2,045,336

Foreign currency and forward foreign currency exchange contracts	—	—	—	(1,553,869)	—

Total	$(6,319)	$(412,823)	$39,975	$(518,584)	$2,588,430

The average notional amounts of derivative instruments outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Swap Contracts

$7,693,000	$30,935,000	$658,268,000	$425,569,000

The average principal amount of purchased currency options contracts outstanding during the six months ended April 30, 2014, which is indicative of the volume of this derivative type, was approximately $46,670,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

45

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2014 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest

JPMorgan Chase Bank	4/16/2014	3/21/15		(1.75)%	$ 4,448,270	$4,448,270
JPMorgan Chase Bank	4/24/2014	5/16/14		2.10	HUF 307,197,630	1,389,614
JPMorgan Chase Bank	4/23/2014	On Demand	(1)	2.20	RON 5,360,600	1,677,527
JPMorgan Chase Bank	4/29/2014	On Demand	(1)	8.00	RUB 109,250,000	3,066,666

HUF	–	Hungarian Forint
RON	–	Romanian Leu
RUB	–	Russian Ruble

(1)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the six months ended April 30, 2014, the average borrowings under reverse repurchase agreements and the average annual interest rate were approximately $1,253,000 and (0.54)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2014.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2014.

Counterparty	Repurchase Agreements*	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)

JPMorgan Chase Bank	$6,134,004	$(6,134,004)	$—	$ —
Nomura International PLC	2,096,763	—	(2,096,763)	—

	$8,230,767	$(6,134,004)	$(2,096,763)	$ —

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Collateral Pledged(a)	Net Amount(c)

JPMorgan Chase Bank	$(10,582,077)	$6,134,004	$4,448,073	$ —

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of a default.

(c)	Net amount represents the net amount payable to the counterparty in the event of a default.

*	Including accrued interest.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

46

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$309,020,034	$—	$309,020,034
Foreign Corporate Bonds	—	6,178,303	—	6,178,303
Currency Put Options Purchased	—	453,610	—	453,610
Short-Term Investments —
Foreign Government Securities	—	45,884,738	—	45,884,738
U.S. Treasury Obligations	—	1,599,946	—	1,599,946
Repurchase Agreements	—	8,229,542	—	8,229,542
Other	—	5,759,610	—	5,759,610

Total Investments	$—	$377,125,783	$—	$377,125,783

Forward Foreign Currency Exchange Contracts	$—	$6,751,979	$—	$6,751,979
Swap Contracts	—	10,178,807	—	10,178,807
Futures Contracts	157,807	—	—	157,807

Total	$157,807	$394,056,569	$—	$394,214,376

Liability Description

Currency Put Options Written	$—	$(11,957)	$—	$(11,957)
Securities Sold Short	—	(2,098,078)	—	(2,098,078)
Forward Foreign Currency Exchange Contracts	—	(7,428,787)	—	(7,428,787)
Swap Contracts	—	(2,328,648)	—	(2,328,648)
Futures Contracts	(375,287)	—	—	(375,287)

Total	$(375,287)	$(11,867,470)	$—	$(12,242,757)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

47

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

48

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted each Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s duration or other general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

49

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2013 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

50

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date: June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 19, 2014

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date: June 19, 2014